Item 1   Schedule of Investments


T. Rowe Price Global Technology Fund
(Unaudited)                                              March 31, 2005
PORTFOLIO OF INVESTMENTS (1)                          Shares      Value
(Cost and value in $ 000s)

 COMMON STOCKS  95.2%
 HARDWARE  15.2%
 Consumer Electronics  0.9%
 Digital Theater Systems *                             30,000        543

 Dolby Laboratories, Class A *                         11,000        259

                                                                     802

 Enterprise Hardware  11.3%
 Dell *                                                240,000       9,221

 EMC *                                                 75,000        924

                                                                     10,145

 Imaging  1.0%
 Global Imaging Systems *                              25,000        886

                                                                     886

 Supply Chain & Electronic Manufacturing  2.0%
 CDW                                                   17,000        964

 Flextronics *                                         75,000        903

                                                                     1,867

 Total Hardware                                                      13,700

 IT SERVICES  9.2%
 IT Services  4.6%
 Accenture, Class A *                                  20,000        483

 Infosys Technologies (INR)                            70,000        3,623

                                                                     4,106

 Processors  4.6%
 Certegy                                               15,000        519

 ChoicePoint *                                         50,000        2,005

 Jack Henry & Associates                               34,000        612

 Open Solutions *                                      50,000        992

                                                                     4,128

 Total IT Services                                                   8,234

 MEDIA  12.1%
 Gaming  0.9%
 International Game Technology                         15,000        400

 WMS Industries *                                      14,000        394

                                                                     794

 Internet  11.2%
 Autobytel *                                           70,000        353

 CNET Networks *                                       135,000       1,274

 eBay *                                                12,000        447

 Google, Class A *                                     10,000        1,805

 HouseValues *                                         20,300        255

 Monster Worldwide *                                   15,000        421

 NCsoft (KRW) *                                        13,000        999

 NetEase ADR *                                         10,000        482

 NHN (KRW) *                                           5,000         436

 priceline.com *                                       18,000        454

 Sina *                                                35,000        1,087

 The Knot *                                            24,000        173

 Yahoo! *                                              55,000        1,864

                                                                     10,050

 Total Media                                                         10,844

 SEMICONDUCTORS  22.2%
 Analog Semiconductors  8.1%
 AMIS Holdings *                                       55,000        621

 Analog Devices                                        60,000        2,168

 Intersil Holding, Class A                             55,000        953

 Linear Technology                                     25,000        958

 Maxim Integrated Products                             40,000        1,635

 National Semiconductor                                45,000        927

                                                                     7,262

 Digital Semiconductors  14.1%
 Altera *                                              50,000        989

 Intel                                                 200,000       4,646

 Microchip Technology                                  85,000        2,211

 Texas Instruments                                     145,000       3,696

 Xilinx                                                40,000        1,169

                                                                     12,711

 Total Semiconductors                                                19,973

 SOFTWARE  21.8%
 Applications Software  1.7%
 FileNet *                                             20,000        455

 RightNow Technologies *                               45,000        552

 Salesforce.com *                                      35,000        525

                                                                     1,532

 Consumer Software  2.7%
 Activision *                                          120,000       1,776

 THQ *                                                 24,000        676

                                                                     2,452

 Infrastructure Software  12.0%
 Microsoft                                             175,000       4,230

 Oracle *                                              165,000       2,059

 Red Hat *                                             410,000       4,473

                                                                     10,762

 Systems Software  5.4%
 I-Flex Solutions (INR)                                90,000        1,198

 McAfee *                                              35,000        789

 Mercury Interactive *                                 40,000        1,895

 VERITAS Software *                                    40,000        929

                                                                     4,811

 Total Software                                                      19,557

 TELECOM EQUIPMENT  12.9%
 Wireless Equipment  6.2%
 LM Ericsson (SEK) *                                   350,000       986

 Nokia (EUR) *                                         140,000       2,171

 Nokia ADR *                                           62,000        957

 QUALCOMM                                              40,000        1,466

                                                                     5,580

 Wireline Equipment  6.7%
 Cisco Systems *                                       100,000       1,789

 Corning *                                             255,000       2,838

 ECI Telecom *                                         60,000        431

 Juniper Networks *                                    45,000        993

                                                                     6,051

 Total Telecom Equipment                                             11,631

 TELECOM SERVICES  1.8%
 Wireless-International  1.8%
 America Movil ADR, Series L                           32,000        1,651

 Total Telecom Services                                              1,651

 Total Common Stocks (Cost  $83,349)                                 85,590

 PREFERRED STOCKS  4.0%
 Samsung Electronics (KRW)                             11,000        3,612

 Total Preferred Stocks (Cost  $3,096)                               3,612

 SHORT-TERM INVESTMENTS  0.7%
 Money Market Fund  0.7%
 T. Rowe Price Government Reserve Investment Fund
 2.56% #+                                              602,080       602

 Total Short-Term Investments (Cost  $602)                           602

 Total Investments in Securities
 99.9% of Net Assets (Cost $87,047)                    $             89,804


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 4
 ADR  American Depository Receipts
 EUR  Euro
 INR  Indian rupee
 KRW  South Korean won
 SEK  Swedish krona

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.


NOTE 3 - FEDERAL INCOME TAXES
At March 31, 2005, the cost of investments for federal income tax purposes was $87,047,000. Net unrealized gain aggregated $2,757,000 at period-end, of which $8,039,000 related to appreciated investments and $5,282,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $3,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $602,000 and $423,000, respectively. For the three months ended March 31, 2005, total realized gain/loss on all affiliated companies was $0.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005